As filed with the Securities and Exchange Commission on July 22, 2016
1933 Act Registration No. 333-125790
1940 Act Registration No. 811-09241
CIK No. 0001080299

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 30
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 62
Lincoln Life Flexible Premium Variable Life Account S
(Exact Name of Registrant)
Lincoln Corporate Variable 5
Lincoln Corporate Commitment VUL
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Exact Name of Depositor)
1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Kirkland L. Hicks
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy To:
John L. Reizian
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
December 31, 2015 was filed March 28, 2016.
It is proposed that this filing will become effective:
/X/	immediately upon filing pursuant to paragraph (b)
/ /	on May 1, 2016 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/ /	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be May 1, 2016.

Part A

The prospectuses for Lincoln Corporate Variable 5 and Lincoln Corporate Commitment VUL are incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-125790) filed on April 1, 2016 and to the definitive 497 Filing filed on April 29, 2016.

Part B

The Statement of Additional Information, including the consolidated financial statements of The Lincoln National Life Insurance Company and the financial statements of Lincoln Life Flexible Premium Variable Life Account S, is incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-125790) filed on April 1, 2016 and to the definitive 497 Filing filed on April 29, 2016.

Supplement Dated July 22, 2016

To the Product Prospectuses dated May 1, 2016 for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account S

Lincoln Corporate Commitment VUL	Lincoln CVUL Series III Elite
Lincoln Corporate Variable 5	Lincoln Corporate Variable 4

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

LLANY Separate Account S for Flexible Premium Variable Life Insurance

Lincoln Corporate Commitment VUL	Lincoln CVUL Series III Elite
Lincoln Corporate Variable 5	Lincoln Corporate Variable 4

This Supplement outlines changes to the investment options under your policy. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Effective August 22, 2016, the following funds will be available as new investment options under your Policy:

American Century Variable Portfolios II, Inc., advised by American Century Investment Management, Inc.

•                  American Century VP Inflation Protection Fund (Class II): Long-term total return using a strategy that seeks to protect against U.S. inflation.

MFS® Variable Insurance Trust III, advised by Massachusetts Financial Services Company.

•                  MFS® VIT III Mid Cap Value Portfolio (Initial Class): Seeks capital appreciation.

Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management Inc.

•                  Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (I Class): Growth of capital.

PIMCO Variable Insurance Trust, advised by PMCO.

•                  PIMCO VIT Real Return Portfolio (Administrative Class): Seeks maximum real return, consistent with preservation of real capital and prudent investment management.

Please retain this Supplement for future reference.

PART C - OTHER INFORMATION
Item 26. EXHIBITS
(a)	Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(1)
(b)	Commission Schedule for Variable Life Policies.(2)
(c)	(1)	Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc.(3) and amendments.(6)
(d)	(1)	Policy Form LN939(14)
(2)	Load Amortization Rider—LR853(14)
(3)	Term Insurance Rider—LR526(8)
(4)	Enhanced Surrender Value Rider—LR529(9)
(5)	Adjustable Benefit Enhancement Rider—LR790 (11)
(6)	Alternative Policy Loan Rider—LR791(12)
(7)	Surrender Value and Loan Spread Enhancement Rider—LR793(20)
(8)	Customized Benefit Enhancement Rider—LR797(10)
(9)	Earnings Stabilization Rider—LR798(22)
(e)	(1)	Application Part I—B58(16)
(2)	Application Part II (Corporate/Individual Owner)—B59(16)
(3)	Consent Forms B10457 and B10458(16)
(f)	(1)	Articles of Incorporation of The Lincoln National Life Insurance Company.(4)
(2)	Bylaws of The Lincoln National Life Insurance Company.(7)
(g)	Reinsurance Contracts.(13)
(h)	Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:
(1)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (21)
(2)	AllianceBernstein Variable Products Series Fund, Inc. (18)
(3)	American Century Variable Portfolios, Inc. and American Century Variable Portfolios II, Inc. (17)
(4)	American Funds Insurance Series (18)
(5)	BlackRock Variable Series Fund, Inc. (17)
(6)	Delaware VIP Trust (18)
(7)	Deutsche Investments VIT Funds (21)
(8)	Deutsche Variable Series II (18)
(9)	Fidelity Variable Insurance Products (18)
(10)	Franklin Templeton Variable Insurance Products Trust (18)
(11)	Goldman Sachs Variable Insurance Trust (18)
(12)	Ivy Fund Variable Insurance Portfolios (25)
(13)	Janus Aspen Series (15)
(14)	JPMorgan Insurance Trust (24)
(15)	Legg Mason Partners Variable Equity Trust (18)
(16)	Lincoln Variable Insurance Products Trust (24)
(17)	M Fund, Inc. (21)
(18)	MFS Variable Insurance Trust (18)

(19)	Neuberger Berman Advisers Management Trust (21)
(20)	Oppenheimer Variable Account Funds (18)
(21)	PIMCO Variable Insurance Trust (18)
(22)	Putnam Variable Trust (24)
(23)	T. Rowe Price Equity Series, Inc. (19)
(a)	Amendment dated March 24, 2014 (26)
(24)	Wells Fargo Variable Trust Funds (23)
(i)	(1)	Accounting and Financial Administration Services Agreement dated 10/1/07 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York.(5)
(j)	Not applicable.
(k)	Opinion and Consent of John L. Reizian, Esq.
(l)	Not Applicable.
(m)	Not Applicable.
(n)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.
(o)	Not applicable.
(p)	Not applicable.
(q)	Compliance Procedures(24)

(1)	Incorporated by reference to Initial Registration Statement on Form S-6 (File No. 333-04999) filed on September 24, 1996.
(2)	Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-72875) filed on May 1, 2000.
(3)	Incorporated by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-61554) filed on December 18, 2007.
(4)	Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-27783) filed on December 5, 1996.
(5)	Incorporated by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.
(6)	(a)	Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on April 22, 1999.
(b)	Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(c)	Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(d)	Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(7)	Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(8)	Incorporated by reference to Initial Registration Statement on Form N-6 (File 333-104719) filed on April 24, 2003.
(9)	Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-104719) filed on July 17, 2003.
(10)	Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-125790) filed on September 19, 2012.
(11)	Incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-104719) filed on August 23, 2004.
(12)	Incorporated by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-104719) filed on May 10, 2005.
(13)	Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.
(14)	Incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-125790) filed on June 14, 2005.
(15)	Incorporated by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.
(16)	Incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-125790) filed on April 1, 2009.

(17)	Incorporated by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.
(18)	Incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(19)	(a)	T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 26, 1996. (Fund Participation Agreement)
(b)	T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-04999) filed on April 3, 2003. (Amendment)
(c)	T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-04999) filed on April 6, 2011. (Amendment dated February 9, 2011)
(d)	T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-04999) filed on April 6, 2012. (Amendment dated October 10, 2011)
(20)	Incorporated by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-125790) filed on April 3, 2012.
(21)	Incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(22)	Incorporated by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-125790) filed on October 18, 2013.
(23)	(a)	Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008. (Fund Participation Agreement)
(b)	Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 333-68842) filed on April 27, 2011. (Amendment dated July 16, 2010)
(c)	Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-68842) filed on April 19, 2013. (Amendment dated April 4, 2012)
(d)	Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-125790) filed on April 1, 2014. (Amendment dated November 11, 2013)
(24)	Incorporated by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(25)	Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-193272) filed on May 16, 2014.
(26)	Incorporated by reference to Post-Effective Amendment No. 28 on Form N-6 (File No. 333-125790) filed on April 1, 2015.
Item 27. Directors and Officers of the Depositor
Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Mark E. Konen**	Executive Vice President and Director
Keith J. Ryan*	Vice President and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Ellen G. Cooper***	Executive Vice President, Chief Investment Officer and Director
Randal Freitag**	Executive Vice President, Chief Financial Officer and Director
Wilford H. Fuller**	Executive Vice President and Director
*	Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506
**	Principal business address is 150 N. Radnor Chester Road, Radnor, PA 19087
***	Principal business address is 100 North Greene Street, Greensboro, NC 27401
Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System (Incorporated by reference to Post-Effective Amendment No. 15 on Form N-4 (File No. 333-170897) filed on June 30, 2016).
Item 29. Indemnification
(a)	Brief description of indemnification provisions:

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
(a)	Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; and Lincoln National Variable Annuity Account 53.
(b)	Following are the Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
Patrick J. Caulfield**	Vice President and Chief Compliance Officer, Senior Counsel
Carl R. Pawsat***	Interim Financial and Operation Principal
Nancy A. Smith*	Secretary
Andrew J. Bucklee*	Senior Vice President and Director
Jeffrey D. Coutts*	Senior Vice President, Treasurer
Thomas O'Neill*	Senior Vice President, Chief Operating Officer
John C. Kennedy*	Senior Vice President and Director
Christopher P. Potochar*	Senior Vice President and Director
*	Principal Business address is 150 N. Radnor Chester Road, Radnor, PA 19087
**	Principal Business address is 350 Church Street, Hartford, CT 06103
***	Principal business address is 100 North Greene Street, Greensboro, NC 27401
(c)	N/A
Item 31. Location of Accounts and Records
All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and at One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of

New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.
Andesa Services, Inc., 3435 Winchester Road, Suite 401, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.
Item 32. Management Services
Not Applicable.
Item 33. Fee Representation
Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Lincoln Life Flexible Premium Variable Life Account S, (File No.: 333-125790; 811-09241; CIK: 0001080299) has duly caused this Post-Effective Amendment No. 30 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 22nd day of July, 2016.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

Lincoln Life Flexible Premium Variable Life Account S
(Registrant)

By	/s/ Douglas K. Noble
Douglas K. Noble
Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

By	/s/ Douglas K. Noble
Douglas K. Noble
Vice President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment No. 30 to the Registration Statement (File No.: 333-125790; 811-09241; CIK: 0001080299) on Form N-6 has been signed below on July 22, 2016 by the following persons, as officers and directors of the Depositor, in the capacities indicated.

Signature		Title

/s/ Dennis R. Glass *		President and Director
Dennis R. Glass

/s/ Ellen G. Cooper *		Executive Vice President, Chief Investment Officer and
Ellen G. Cooper		Director

/s/ Randal J. Freitag *		Executive Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/ Mark E. Konen *		Executive Vice President and Director
Mark E. Konen

/s/ Keith J. Ryan *		Vice President and Director
Keith J. Ryan

* By	/s/ John L. Reizian
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration
Statement

POWER OF ATTORNEY

We, the undersigned directors and/or officers of The Lincoln National Life Insurance Company, hereby constitute and appoint Delson R. Campbell, Scott C. Durocher, Kimberly A. Genovese, Daniel P. Herr, Donald E. Keller, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky, Stephen R. Turer and John D. Weber,  individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any Registration Statements and any and all amendments to Registration Statements; including exhibits, or other documents filed on Forms N-6 or N-4 or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, under the Securities Act of 1933 and/or Securities Act of 1940, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such amendments to said Registration Statements as follows:

Variable Life Insurance Separate Accounts:

Lincoln Life Flexible Premium Variable Life Account D: File No. 033-00417; 811-04592

Lincoln Life Flexible Premium Variable Life Account F: File No. 033-14692, 333-40745; 811-05164

Lincoln Life Flexible Premium Variable Life Account G: File No. 033-22740; 811-05585

Lincoln Life Flexible Premium Variable Life Account J: File No. 033-76434; 811-08410

Lincoln Life Flexible Premium Variable Life Account K: File No. 033-76432; 811-08412

Lincoln Life Flexible Premium Variable Life Account M: File No. 333-82663, 333-84360, 333-42479, 333-54338, 333-84370, 333-63940, 333-111137, 333-111128, 333-118478, 333-118477, 333-145090, 333-139960, 333-146507; 333-181796; 333-191329; 333-192303; 333-200100; 811-08557

Lincoln Life Flexible Premium Variable Life Account R: File No. 333-43107, 333-33782, 333-90432, 333-115882, 333-125792, 333-125991, 333-145235, 333-145239; 333-188891; 333-207968; 811-08579

Lincoln Life Flexible Premium Variable Life Account S: File No. 333-72875, 333-104719, 333-125790; 811-09241

Lincoln Life Flexible Premium Variable Life Account Y: File No. 333-81884, 333-81882, 333-90438, 333-118482, 333-118481, 333-115883; 333-156123; 811-21028

Lincoln Life Flexible Premium Variable Life Account JF-A: File No. 333-144268, 333-144269, 333-144271, 333-144272; 333-144273, 333-144274, 333-144275; 811-04160

Lincoln Life Flexible Premium Variable Life Account JF-C: File No. 333-144270, 333-144264; 811-08230

Variable Annuity Separate Accounts:

Lincoln National Variable Annuity Fund A: File No. 002-26342, 002-25618; 811-01434

Lincoln National Variable Annuity Account C: 033-25990, 333-50817, 333-68842, 333-112927; 333-179107; 811-03214

Lincoln National Variable Annuity Account E: 033-26032; 811-04882

Lincoln National Variable Annuity Account H: 033-27783, 333-18419, 333-35780, 333-35784, 333-61592, 333-63505, 333-135219; 333-170695; 333-175888; 333-181615; 811-05721

Lincoln National Variable Annuity Account L: 333-04999; 333-187072; 333-187069; 333-187070; 333-187071; 333-198911; 333-198912; 333-198913; 333-198914; 811-07645

Lincoln Life Variable Annuity Account N: 333-40937, 333-36316, 333-36304, 333-61554, 333-135039, 333-138190, 333-149434; 333-170529; 333-170897; 333-172328; 333-174367; 333-181612; 333-186894; 333-193272; 333-193273; 333-193274; 811-08517

Lincoln Life Variable Annuity Account Q: 333-43373; 811-08569

Lincoln Life Variable Annuity Account T: 333-32402, 333-73532; 811-09855

Lincoln Life Variable Annuity Account W: 333-52572, 333-52568, 333-64208; 811-10231

Lincoln Life Variable Annuity Account JL-A: File No. 333-141888; 811-02188

Lincoln Life Variable Annuity Account JF-I: File No. 333-144276, 333-144277; 811-09779

Lincoln Life Variable Annuity Account JF-II: File No. 333-144278; 811-08374

Except as otherwise specifically provided herein, the power-of-attorney granted herein shall not in any manner revoke in whole or in part any power-of-attorney that each person whose signature appears below has previously executed.  This power-of-attorney shall not be revoked by any subsequent power-of-attorney each person whose signature appears below may execute, unless such subsequent power specifically refers to this power-of-attorney or specifically states that the instrument is intended to revoke all prior general powers-of-attorney or all prior powers-of-attorney.

This Power-of-Attorney may be executed in separate counterparts each of which when executed and delivered shall be an original; but all such counterparts shall together constitute one and the same instrument.  Each counterpart may consist of a number of copies, each signed by less than all, but together signed by all, of the undersigned.

Signature	Title

/s/ Dennis R. Glass	President and Director
Dennis R. Glass

/s/ Ellen Cooper	Executive Vice President, Chief Investment Officer
Ellen Cooper	and Director

/s/ Randal J. Freitag	Executive Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/ Mark E. Konen	Executive Vice President and Director
Mark E. Konen

/s/ Wilford H. Fuller	Executive Vice President and Director
Wilford H. Fuller

/s/ Keith J. Ryan	Vice President and Director
Keith J. Ryan

We, Delson R. Campbell, Scott C. Durocher, Kimberly A. Genovese, Daniel P. Herr, Donald E. Keller, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky, Stephen R. Turer and John D. Weber, have read the foregoing Power of Attorney.  We are the person(s) identified therein as agent(s) for the principal named therein.  We acknowledge our legal responsibilities.

/s/ Delson R. Campbell
Delson R. Campbell

/s/ Scott C. Durocher
Scott C. Durocher

/s/ Kimberly A. Genovese
Kimberly A. Genovese

/s/ Daniel P. Herr
Daniel P. Herr

/s/ Donald E. Keller
Donald E. Keller

/s/ Brian A. Kroll
Brian A. Kroll

/s/ John L. Reizian
John L. Reizian

/s/ Lawrence A. Samplatsky
Lawrence A. Samplatsky

/s/ Stephen R. Turer
Stephen R. Turer

/s/ John D. Weber
John D. Weber

Version dated: January 2016